Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 60,349	€ 35,573	€ 50,240
Current financial liabilities	16,696	14,224	11,345
Total financial liabilities	77,045	49,797	61,585
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	2,563	9,127	16,458
Current financial liabilities	1,655	10,077	9,608
Kreos 1 & 2 bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	4,730	11,700
Current financial liabilities	0	8,252	9,410
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	160	839	43
Current financial liabilities	379	545	170
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	2,402	3,558	4,715
Current financial liabilities	1,276	1,280	27
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	42,295	19,332	18,191
Current financial liabilities	8,952	625	625
Oceane
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	19,332	18,191
Current financial liabilities	0	625	625
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	20,652	0	0
Current financial liabilities	8,952	0	0
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	21,643	0	0
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	566	9,932
Current financial liabilities	2,579	0	0
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	424	4,003
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	142	5,929
Kreos / Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	2,579	0	0
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	15,491	6,549	5,659
Current financial liabilities	3,509	3,521	1,112
Conditional advances Bpifrance
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,262	3,262	5,659
Current financial liabilities	3,509	3,521	1,112
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	12,229	3,287	0
Prosynergia earn-out liability
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	€ 0	0	€ 0
Total financial liabilities		€ 0